Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	common stock, $0.001 par value per share
Amount Registered | shares	2,717,000
Proposed Maximum Offering Price per Unit	10.22
Maximum Aggregate Offering Price	$ 27,767,740.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,834.73
Offering Note	1(a) The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 2,717,000 shares of common stock, $0.001 par value per share (the "Common Stock"), of ProPetro Holding Corp., a Delaware corporation, that may be delivered with respect to awards under the Second Amended and Restated ProPetro Holding Corp. 2020 Long Term Incentive Plan (as amended from time to time, the "Plan"), which shares consist of (a) 2,470,000 shares of Common Stock reserved and available for delivery with respect to awards under the Plan and (b) 247,000 shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the terms and conditions of the Plan. 1(b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. 1(c) The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on December 15, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $10.22.